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[HONIGMAN LOGO]                                                    ERIC A. ZACKS
                                                                  (313) 465-7620
HONIGMAN MILLER SCHWARTZ AND COHN LLP                        FAX: (313) 465-7621
ATTORNEYS AND COUNSELORS                                     EZACKS@HONIGMAN.COM
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                                                          VIA EDGAR TRANSMISSION

                                 July 29, 2005

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

RE: ROCKWELL MEDICAL TECHNOLOGIES, INC. REGISTRATION STATEMENT ON FORMS S-4 AND SB-2


Ladies and Gentlemen:

         On behalf of Rockwell Medical Technologies, Inc., a Michigan corporation (the "Registrant"), we are enclosing for filing under the Securities Act of 1933 one copy of the Registration Statement on Forms S-4 and SB-2 (the "Registration Statement"). A wire transfer in the amount of $1,493.32 in payment of the filing fee has been made to Mellon Bank.

         Currently, the Registrant has outstanding certain publicly traded Common Share Purchase Warrants expiring January 26, 2006 with an exercise price of $4.50 per share ("Old Warrants"). Rockwell intends to offer holders of Old Warrants the opportunity to exchange such Old Warrants for new warrants with a lower exercise price. Therefore, the Registrant is registering the new Common Share Purchase Warrants expiring January 26, 2006 with a lower exercise price ("New Warrants") and the common shares issuable upon exercise of the New Warrants. The New Warrants will entitle holders to purchase the same number of common shares of Rockwell's common stock as the Old Warrants entitle holders to purchase. The only material difference between Old Warrants and New Warrants will be the exercise price.

         A preliminary prospectus will not be publicly distributed in connection with this offering.

         Please direct your comments or any questions you might have to John P. Kanan at (313) 465-7438, facsimile number (313) 465-7439.

                                        Very truly yours,



                                        Eric A. Zacks

cc:  Robert L. Chioini
     Thomas E. Klema
     John P. Kanan
     Melissa A. Langridge
     Melissa A. Resslar


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